Net income by operating segment (Tables)	12 Months Ended
Dec. 31, 2021
Net Income By Operating Segment
Consolidated Statement of Income by operating segment

Consolidated Statement of Income by operating segment

2021
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	55,584	74,524	12,051	504	(58,697)	83,966
Intersegments	54,479	1,416	2,564	238	(58,697)	−
Third parties	1,105	73,108	9,487	266	-	83,966
Cost of sales	(23,673)	(65,620)	(9,494)	(503)	56,126	(43,164)
Gross profit (loss)	31,911	8,904	2,557	1	(2,571)	40,802
Income (expenses)	3,283	(1,621)	(2,871)	(1,987)	(22)	(3,218)
Selling	-	(1,543)	(2,653)	(11)	(22)	(4,229)
General and administrative	(152)	(148)	(73)	(803)	-	(1,176)
Exploration costs	(687)	-	-	-	-	(687)
Research and development	(415)	(11)	(25)	(112)	-	(563)
Other taxes	(192)	(122)	(38)	(54)	-	(406)
Impairment of assets	3,107	289	(208)	2	-	3,190
Other income and expenses	1,622	(86)	126	(1,009)	-	653
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	35,194	7,283	(314)	(1,986)	(2,593)	37,584
Net finance income (expense)	-	-	-	(10,966)	-	(10,966)
Results in equity-accounted investments	119	941	98	449	-	1,607
Net income / (loss) before income taxes	35,313	8,224	(216)	(12,503)	(2,593)	28,225
Income taxes	(11,963)	(2,478)	107	5,212	883	(8,239)
Net income (loss) for the year	23,350	5,746	(109)	(7,291)	(1,710)	19,986
Attributable to:
Shareholders of Petrobras	23,353	5,746	(206)	(7,308)	(1,710)	19,875
Non-controlling interests	(3)	-	97	17	-	111

						2020

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	34,395	47,782	7,725	876	(37,095)	53,683
Intersegments	33,524	865	2,455	251	(37,095)	−
Third parties	871	46,917	5,270	625	-	53,683
Cost of sales	(18,098)	(44,011)	(3,985)	(832)	37,731	(29,195)
Gross profit (loss)	16,297	3,771	3,740	44	636	24,488
Income (expenses)	(9,247)	(2,992)	(2,581)	419	(24)	(14,425)
Selling	-	(2,520)	(2,320)	(20)	(24)	(4,884)
General and administrative	(155)	(161)	(85)	(689)	-	(1,090)
Exploration costs	(803)	-	-	-	-	(803)
Research and development	(232)	(11)	(10)	(102)	-	(355)
Other taxes	(478)	(137)	(31)	(306)	-	(952)
Impairment of assets	(7,364)	164	36	(175)	-	(7,339)
Other income and expenses	(215)	(327)	(171)	1,711	-	998
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,050	779	1,159	463	612	10,063
Net finance income (expense)	-	-	-	(9,630)	-	(9,630)
Results in equity-accounted investments	(181)	(437)	128	(169)	-	(659)
Net income / (loss) before income taxes	6,869	342	1,287	(9,336)	612	(226)
Income taxes	(2,398)	(265)	(393)	4,438	(208)	1,174
Net income (loss) for the year	4,471	77	894	(4,898)	404	948
Attributable to:
Shareholders of Petrobras	4,475	111	821	(4,670)	404	1,141
Non-controlling interests	(4)	(34)	73	(228)	-	(193)

						2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total

Sales revenues	50,462	67,538	11,493	1,221	(54,125)	76,589
Intersegments	49,400	9,432	3,308	226	(54,125)	8,241
Third parties	1,062	58,106	8,185	995	-	68,348
Cost of sales	(27,304)	(61,578)	(7,713)	(1,167)	52,030	(45,732)
Gross profit (loss)	23,158	5,960	3,780	54	(2,095)	30,857
Income (expenses)	(4,181)	(4,334)	2,580	(4,282)	(26)	(10,243)
Selling	-	(2,164)	(2,260)	(31)	(21)	(4,476)
General and administrative	(254)	(336)	(134)	(1,401)	1	(2,124)
Exploration costs	(799)	-	-	-	-	(799)
Research and development	(394)	(11)	(15)	(156)	-	(576)
Other taxes	(127)	(151)	(152)	(189)	-	(619)
Impairment of assets	(1,956)	(697)	(194)	1	(2)	(2,848)
Other income and expenses	(651)	(975)	5,335	(2,506)	(4)	1,199
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	18,977	1,626	6,360	(4,228)	(2,121)	20,614
Net finance income (expenses)	-	-	-	(8,764)	-	(8,764)
Results in equity-accounted investments	86	(151)	103	115	-	153
Net income / (loss) before income taxes	19,063	1,475	6,463	(12,877)	(2,121)	12,003
Income taxes	(6,451)	(552)	(2,162)	4,245	720	(4,200)
Net income from continuing operations for the year	12,612	923	4,301	(8,632)	(1,401)	7,803
Net income from discontinued operations for the year	-	-	3	2,557	-	2,560
Net income for the year	12,612	923	4,304	(6,075)	(1,401)	10,363

Net income attributable to shareholders of Petrobras	12,624	1,021	4,180	(6,273)	(1,401)	10,151
Net income from continuing operations	12,624	1,021	4,179	(8,763)	(1,401)	7,660
Net income from discontinued operations	-	-	1	2,490	-	2,491

Non-controlling interests	(12)	(98)	124	198	−	212
Net income from continuing operations	(12)	(98)	121	132	-	143
Net income from discontinued operations	-	-	3	66	-	69